Share Capital	12 Months Ended
Dec. 31, 2022
Disclosure Of Classes Of Share Capital Text Block Abstract
SHARE CAPITAL
17.	SHARE CAPITAL

(a)	Authorized	Unlimited number of common shares without par value

As at December 31, 2022, the Company had 44,868,560 common shares issued and outstanding (2021-5,276,695).

Subsequent to the year-end the Company issued 18,042,857 common shares on the exercise of various warrants for gross proceeds of $3,608,571, as more fully described in Subsequent Events Note # 30. As an incentive to investors to exercise the 18,042,857 warrants, the Company issued cashless warrants to those investors that are exercisable as of March 31, 2023. As well, any holders of the $0.23 warrants that had a ratchet provision also become cashless. As a result, 17,116,987 common shares were issued for cashless warrants.

As of the date of these financial statements total outstanding common shares is 80,028,404.

On September 24, 2020, the Company consolidated (each a “Share”) its common shares on the basis of 145 pre-consolidation Shares for one (1) post-consolidation share. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.

(b)	Common share transactions

Transactions for the year ended December 31, 2022 are as follows:

●	On January 11, 2022, the Company completed an underwritten public offering in the United States, raising a total of $20,013,043 in gross proceeds. The Company allocated the gross proceeds firstly to the warrant liabilities, with the remainder to the common shares. Direct costs have been allocated based on the percentage allocation of the proceeds.

The underwritten public offering resulted in the sale to the public of 7,215,652 Units at $2.30 per Unit, with each Unit being comprised of one common share and one warrant (the “Unit Warrants”) exercisable at $2.30 per share. The Unit warrants are exercisable immediately and have a term of 5 years. Gross proceeds of $10,936,974 were allocated to the common shares, and $5,395,878 to the unit warrants liability.

In addition, the Company issued 1,480,000 pre-funded units (“Pre-Funded Units”) at $2.29 per Pre-Funded Unit. Each Pre-Funded Unit is comprised of a one-pre-funded warrant (a “Pre-Funded Warrant”) to purchase one common share, and one warrant to purchase one common share. The Pre-Funded Warrant allows the holder to acquire one common share of the Company at an exercise price of $0.01 per common share, and a warrant to purchase a common share at an exercise price of $2.30 per share.

The warrants are exercisable immediately and have a term of 5 years. Each Pre-Funded Warrant is exercisable immediately and is exercisable until all Pre-Funded Warrants are exercised. Proceeds of $2,560,400 were allocated to the pre-funded warrants, and $1,106,747 to the warrant liability.

The Company determined that the pre-funded warrants within the Pre-funded Units are common shares in substance, as they require only a minimal exercise price of $0.01. In addition, the underwriting agreement includes both the Units and Pe-funded Units and were negotiated together in the equity raise. Given that the purpose of the Prefunded Unit is in substance the same as that of the Unit (i.e., resulting in the ownership of both common shares and common share warrants) and that the terms of the warrants in both the Units and Prefunded Units are the same (i.e., the obligations of the Company for the units are the same), the Company determined that the Units and Pre-funded Units are closely related and should be combined into one unit of account for the purposes of allocating proceeds.

Therefore, the proceeds from the sale of the Units and Pre-funded Units are combined and allocated among the common shares, pre-funded warrants, and the common share warrants using the residual method, with the warrant liability being initially recognized at fair value as of the registration date and the residual amount being allocated to the common shares (i.e., equity).

The Company concurrently sold an additional 1,304,347 warrants to purchase 1,304,347 common shares exercisable at $2.30 per share (the “Option Warrants”) pursuant to an over-allotment option exercised by the underwriter. The exercise price of the warrants issued in connection with the exercise of the over-allotment option was $0.0097 per warrant. Each Option Warrant is exercisable immediately and has a term of five years from the issue date. Proceeds of $975,393 were allocated to the option warrant liability. As the fair value of the warrant liability exceeded the proceeds received on the warrants of $13,043, a fair value loss of $962,350 was recognized in the statement of profit and loss as a fair value change in the opening warrant liability.

The fair value of the common shares and pre-funded units was determined by reference to the market price on the day of the offering, which was $1.73 per share. The Unit Warrants, Warrants, and Option Warrants were valued using the Black-Scholes model using the following assumptions: initial stock price $1.73, strike rate $2.30, dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%.

The Company also issued warrants to the placement agents to purchase 434,783 common shares at an exercise price of $2.53 per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years. The fair value of the Placement Agent Warrants was determined to be $307,189 using the Black-Scholes model with the following assumptions: initial stock price $1.73, strike rate $2.53, dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%.

The Company assessed that the warrants issued under the public offering, excluding the Placement Agent Warrants did not meet the “fixed for fixed” test and are therefore reported as liabilities at fair value through profit and loss, and revalued at the end of each period. The Placement Agent Warrants were assessed under IFRS 2 Share Based Payments, as equity-settled share-based payments and have been recorded in equity.

The direct costs related to the issuance of the common shares and warrants issued in the January 2022 underwritten public offering were $2,016,895, including the value of the Placement Agent Warrants. Direct costs of $965,248 were allocated to the warrant liability and expensed immediately in profit and loss. During the period, 1,480,000 Pre-Funded Warrants were exercised for gross proceeds of $14,800, converting into 1,480,000 common shares that were fully issued.

●	On March 31, 2022, as part of the ClearRF acquisition (Note 4), the Company issued 138,958 shares to the vendor with a fair value of $190,094.

●	The Company issued 155,000 common shares, with a fair value of $170,500 ($1.10 per share) to consultants as part of their compensation for services rendered.

●	The Company issued 854,219 common shares with a fair value of $1,002,461 as combined payments of the monthly principal repayment of $400,000 for the months of May and June 2022 payable in shares per the terms of the promissory note.

●	The Company issued 30,000 shares with a fair value of $22,200 ($0.74 per share) resulting from a supplier converting RSU’s into common shares.

●	The Company issued 60,000 shares, with a fair value of $61,800 (41.03 per share), to a supplier as partial compensation according to their contractual agreements.

●	The Company issued 404,859 shares, with a fair value of $441,296 ($1.09 per share),as payment for the monthly principal repayment of $400,000 on the promissory note.

●	The Company issued 684,932 shares, with a fair value of $520,548 ($0.76 per share), as payment for the monthly principal repayment of $400,000 on the promissory note.

●	On October 12, 2022, the Company completed an underwritten public offering in the United States, raising a total of $3,986,100 in gross proceeds. The Company allocated the gross proceeds and direct costs between the units, pre-funded units and related warrants using the residual method.

The underwritten public offering resulted in the sale to the public of 15,810,000 Units at $0.23 per Unit, with each Unit being comprised of one common share and one warrant (the “Unit Warrants”) exercisable at $0.14 per share. The Unit Warrants are exercisable immediately and have a term of 5 years.

In addition, the Company issued 1,590,000 pre-funded units (“Pre-Funded Units”) at $0.22 per Pre-Funded Unit. Each Pre-Funded Unit is comprised of a one-pre-funded warrant (a “Pre-Funded Warrant”) to purchase one common share, and one warrant to purchase one common share. The Pre-Funded Warrant allows the holder to acquire one common share of the Company at an exercise price of $0.01 per common share, and a warrant to purchase a common share at an exercise price of $0.14 per share. The warrants are exercisable immediately and have a term of 5 years. Each Pre-Funded Warrant is exercisable immediately and is exercisable until all Pre-Funded Warrants are exercised.

The Company determined that the pre-funded warrants within the Pre-funded Units are common shares in substance, as they require only a minimal exercise price of $0.01. In addition, the underwriting agreement includes both the Units and Pe-funded Units and were negotiated together in the equity raise. Given that the purpose of the Prefunded Unit is in substance the same as that of the Unit (i.e., resulting in the ownership of both common shares and common share warrants) and that the terms of the warrants in both the Units and Prefunded Units are the same (i.e., the obligations of the Company for the units are the same), the Company determined that the Units and Pre-funded Units are closely related and should be combined into one unit of account for the purposes of allocating proceeds.

Therefore, the proceeds from the sale of the Units and Pre-funded Units are combined and allocated among the common shares, pre-funded warrants, and the common share warrants, with the warrant liability being initially recognized at fair value as of the registration date and the residual amount being allocated to the common shares (i.e., equity).

The common share warrants were fair valued using a Black-Scholes model using the following assumptions: initial stock price $0.14, strike rate $0.23, dividend yield 0%, term 5 years, volatility 135.0% and risk-free rate 4.08%.

As the warrants are treated as a liability, the residual value method under IAS 32 was utilized to allocate the total proceeds of the issuance.

The residual value to be allocated to common shares is:

Gross proceeds	$3,986,100
Less: total fair value of warrant liability	(2,288,327)
Residual value to common shares	$1,697,773

Refer to Note 15 for additional information about the warrant liability and the residual value method under IAS 32.

The Company paid a 7% Placement Agent Fee of $279,027 and other offering expenses (e.g., legal expenses, accounting fees) of $185,871 for total net proceeds of $3,521,202. Direct costs of $433,353 were allocated to the warrant liability and expensed immediately in profit and loss.

In addition, the Company issued 1,739,130 common share warrants with an exercise price of $0.23 to the holders of a previously issued convertible note to entice the holder to waive their right to block the October 12, 2022 equity offering (“waiver warrants”). The waiver warrants were fair valued using a Black-Scholes model using the following assumptions: initial stock price $0.14, strike rate $0.23, dividend yield 0%, term 5 years, volatility 135.0% and risk-free rate 4.08%. The fair value of the waiver warrants of $206,485 was treated as a share issuance cost.

Previous warrants and a convertible note issued by the Company have an anti-dilutive provision (“ratchet provision”) which changes the strike price/conversion price of the previously issued warrants/convertible note, respectively, to the price of the common units newly issued by the Company. The value of the previously issued warrants and convertible note were $96,800 and $597,966, respectively, immediately prior to the effect of the ratchet provision. The Impact of the ratchet provision was accounted for as a component of the fair value of the related instruments.

Transactions for the year ended December 31, 2021 are as follows:

●	During the month of February 2021, the Company received multiple tradeable warrant exercises for total proceeds of $609,041 on the redemption of a total of 88,911 tradeable warrants at an exercise price of $6.85 for each common share.

●	The company issued in February 2021, the 40,000 shares to be issued for services rendered at a value of $560,000.

●	As discussed in Note 4 -Acquisition of ClearRF, the Company issued 23,949 common shares to the vendors of ClearRF equal to $194,985.

●	On July 21, 2021, the Company issued 5,000 common shares as part of the contractual obligations owed to one of its suppliers. This transaction was recorded to share capital in the amount of $36,050 (based on the market value on the date of issuance of $7.21 per share).

●	On October 28, 2021, received gross cash of $1,027,500 from the exercise of 150,000 warrants at $6.85, and on October 29, 2021, received gross cash of $380,202 from the exercise of 55,504 warrants at $6.85.

●	On December 7, 2021, 250,000 warrants issued, as part of the $7.2MM convertible debentures, were exercised at $4.00 per share for gross proceeds of $1,000,000.

Transactions for the year ended December 31, 2020 are as follows:

●	On June 22, 2020, the Company issued 1,149 shares as a result of a conversion of the convertible debt (referred to in Note 14(b)) at $48.71— ($65.25 CAD) per share for proceeds of $57,692 ($75,000 CAD).

●	On August 4, 2020, the Company completed a two part private placement raising aggregate gross proceeds of $1,604,729 ($2,150,000 CAD) through the issuance of 148,276 units at a price of $10.82 per unit ($14.50 CAD). Each unit consisted of one common share and one-half of one common share purchase warrant. Each whole warrant is exercisable at a price of $20.47 ($26.10 CAD) for a period of two years. The Company paid a cash commission of $19,358 ($24,682 CAD), issued 1,702 broker warrants on the same terms as the investor warrants having a Black-Scholes value of $9,873, and other share issuance costs of $146,377.

●	On September 29, 2020 the Company completed an initial public offering of 2,100,000 units the “Units”) at $6.00 USD per unit for gross proceeds of $12,600,00 USD. Each Unit consisting of one common share and one tradeable warrant to purchase one common share. Each warrant has an exercise price of $6.85 USD per share, is exercisable immediately and will expire five (5) years from the date of issuance. The common shares and the warrants comprising the Units are immediately separable upon issuance and will be issued separately in this offering. The common shares using the residual value approach were valued at $4.73 USD per share and each warrant was valued at $1.27 USD per warrant. Share issuance costs related to the initial public offering was $2,810,274 including 113,500 underwriter warrants exercisable at $6.60USD per share, with a Black-Scholes value of $315,796, and underwriter overallotment 266,000 tradeable warrants with an exercise price of $6.85 USD with a Black- Scholes value of $335,160.

●	During the month of November 2020, the Company issued 170,000 common shares at $5.99 per share to the underwriter of the initial public offering as a result of the underwriter exercising its over-allotment option, for gross proceeds of $1,018,300 less share issuance costs of $81,464 for net proceeds of $936,836.

●	On December 14, 2020, the Company issued 85,659 common shares to various suppliers as required under contractual obligations valued at $710,970.

●	On December 31, 2020, the Company completed a private placement issuing 1,294,500 units at $10.00 USD per unit for gross proceeds of $12,945,500 USD. Each Unit consisting of one common share and one warrant to purchase one common share. Each warrant has an exercise price of $11.50 USD per share, is exercisable immediately and will expire five (5) years from the date of issuance. The common shares and the warrants comprising the units were immediately separable upon issuance and were issued separately in the offering. The common shares using the residual value approach were valued at $10.00 USD per share and each warrant was valued at NIL per warrant. Total share issuance costs totalled $1,707,138 which includes 64,724 broker warrants exercisable at $11.50 with a Black-Scholes value of $420,508.

(c)	Stock options

The Company has a shareholder-approved “rolling” stock option plan (the “Plan”) in compliance with Nasdaq policies. Under the Plan the maximum number of shares reserved for issuance may not exceed 15% of the total number of issued and outstanding common shares at the time of granting. The exercise price of each stock option shall not be less than the market price of the Company’s stock at the date of grant, less a discount of up to 25%. Options can have a maximum term of ten years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. Vesting of options is at the discretion of the Board of Directors at the time the options are granted.

A summary of the Company’s stock option activity is as follows:

	Number of stock options	Weighted Average Exercise Price
Outstanding options, December 31, 2020	328,068	$13.99
Granted	100,500	$11.50
Expired/Cancelled	(14,000)	$16.38
Outstanding options, December 31, 2021	414,568	$13.88
Granted	1,145,000	$1.15
Expired/Cancelled	(53,430)	$30.90
Outstanding options, December 31, 2022	1,506,138	$3.53

As at December 31, 2022 stock options outstanding are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
24-Dec-18	12,896	12,896	54.00	24-Dec-23	0.98
15-Jan-19	828	828	54.00	15-Jan-24	1.04
21-Mar-19	12,345	12,345	59.00	21-Mar-24	1.22
01-Jan-20	2,069	2,069	54.00	01-Jan-24	1.00
15-Nov-20	95,000	95,000	6.00	15-Nov-30	7.88
15-Nov-20	161,500	161,500	6.00	15-Nov-25	2.88
02-Jan-21	57,000	49,875	11.50	02-Jan-26	3.01
02-Jan-21	5,000	4,375	11.50	02-Jan-31	8.01
18-Jan-21	14,500	12,688	11.50	18-Jan-26	3.05
01-Jan-22	20,000	10,000	4.00	29-Oct-26	3.83
13-Apr-22	795,000	198,750	1.10	13-Apr-27	4.28
12-Jul-22	330,000	55,000	1.10	12-Jul-25	2.53
Total	1,506,138	615,326	3.53		3.86

Transactions for the year ended December 31, 2022 are as follows:

●	On January 1, 2022, the Company granted 20,000 stock options at $4.00 per share that vest in 8 equal quarterly periods with the first vesting occurring on the grant date. The fair value on the date of the grant was $54,480 ($2724 per option).

●	On April 13, 2022, the Company granted 795,000 stock options to executives and employees at an exercise price of $1.10 per share. These options vest quarterly over three years period with the first vesting taking place at the date of the grant. The fair value of these options on the date of the grant is $475,888 ($0.5986 per share).

●	On July 12, 2022, the Company granted 330,000 stock options, at an exercise price of $1.10 per share, and 120,000 RSU’s to employees and consultants with a fair value of $1.10 per share. Of these 120,000 RSU’s granted, 30,000 vested immediately and were converted into common shares of the Company and the remaining 90,000 RSU’s vest quarterly with the first vesting of 7,500 taking place on the date of the grant and 11 equal quarterly vesting of 7,500 RSU’s per quarter thereafter. Of these 330,000 stock options granted, they vest quarterly with the first vesting of 27,500 taking place on the date of the grant and 11 equal quarterly vesting of 27,500 RSU’s per quarter thereafter. The fair value of these options on the date of the grant is $173,191 ($0.5248 per share).

Transactions for the year ended December 31, 2021 are as follows:

●	During the year ended December 31, 2021 the Company recorded share-based payments expense of $1,338,931 in relation to options vesting.

●	On January 2, 2021, the Company issued 62,000 stock options to various employees at an exercise price of $11.50 of which 57,000 expire on January 2, 2026 and 5,000 expires on January 2, 2031.

●	On January 18, 2021, the Company issued 38,500 stock options to various employees and consultants at an exercise price of $11.50 expiring on January 2, 2026.

●	On August 31, 2021, one of the employees was no longer with the Company. The employee had initially received 4,000 out of the 38,500 stock options issued on January 18, 2021. As a result of this employee’s departure, 2,500 of their unvested stock options were cancelled and the remaining 1,500 options expire one year from departure, August 31, 2022.

●	On October 29, 2021, one of the directors was no longer with the Company. The employee had initially received 20,000 out of the 38,500 stock options issued on January 18, 2021. As a result of this director’s departure, 10,000 of their unvested stock options were cancelled and the remaining 10,000 options expire one year from departure, October 29, 2022.

●	In December 2021,1,500 stock options expired at an average of $57.00 per share.

Transactions for the year ended December 31, 2020 are as follows:

●	During the year ended December 31, 2020 the Company recorded share-based payments expense of $517,678 in relation to options vesting.

●	On January 1, 2020, the Company issued 2,690 stock options to various employees at an exercise price of $CAD56.86 that 2,069 expires on October 31, 2025 and 621 expires on January 1, 2023.

●	On November 15, 2020 the Company issued 276,500 stock options at an exercise price of $6.00USD per common share.

●	On December 1, 2020, due to the termination of an employee, 414 stock options of the 621 stock options issued on January 1, 2020 were cancelled and the remaining balance of 207 vested stock options has an expiry date of December 1, 2021.

The following weighted-average assumptions have been used for the Black-Scholes valuation for the stock options granted:

	2022	2021	2020
Exercise price	$1.10	$11.50	$6.47
Risk-free interest rate	2.56-3.01%	0.23%	1.68%
Expected life	5	5	5
Annualized volatility	75-80%	85%	83%
Dividend rate	0.00%	0.00%	0.00%

(d)	Restricted share units

The Company approved on February 14, 2022, the addition of the issuance of restricted share units to the existing executive stock option plan.

A summary of the Company’s restricted share unit activity during the year ended December 31, 2022 is as follows:

	Number of RSU’s	Weighted Average Issue Price
Outstanding RSU, December 31, 2021	-	$-
Granted	3,195,000	$1.05
Exercised	(30,000)	$1.10
Outstanding RSU, December 31, 2022	3,165,000	$1.05

As at December 31, 2022 restricted share units outstanding are as follows:

Grant Date	Number of RSU’s outstanding	Number of RSU’s exercisable	Weighted Average Issue Price
09-Mar-22	2,250,000	1,050,000	$1.03
13-Apr-22	825,000	416,250	$1.10
12-Jul-22	90,000	22,500	$1.10
Outstanding RSU, December 31, 2022	3,165,000	1,488,750	$1.05

Transactions for the year ended December 31, 2022, are as follows:

●	On March 9, 2022, the Company granted 450,000 RSU’s to Directors that vest immediately. On the date of granting, the fair value and stock price was $1.03/share.

●	On March 9, 2022, the Company granted 1,800,000 RSU’s to a Director that vest quarterly over 12 periods with the first vesting of 150,000 RSU’s occurring on the date of the granted and another 150,000 vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value was $1.03/share.

●	On April 13, 2022, the Company granted 240,000 RSU’s to consultants that vest immediately. On the date of granting, the fair value was $1.10/share.

●	On April 13, 2022, the Company granted 585,000 RSU’s to employees of the Company that vest quarterly over 12 periods with the first vesting of 48,750 RSU’s occurring on the date of the granted and another 48,750 RSU’s vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value was $1.10/share.

●	On July 12, 2022, the Company granted 90,000 RSU’s, to a consultant of the Company, that vest quarterly over 12 periods with the first vesting of 7,500 RSU’s occurring on the date of the granted and another 7,500 RSU’s vest every three months until all of the granted RSU’s have vested. On the date of granting, the fair value was $1.10/share.

(e)	Agents’ options

A summary of the Company’s agent options activity is as follows:

	Number of options	Weighted average exercise price
Outstanding agent options, December 31, 2020	452,523	$8.02
Expired	(6,597)	$52.68
Outstanding agent options, December 31, 2021	445,926	$7.51
Granted	487,283	$2.51
Expired	(1,702)	$20.49
Outstanding agent options, December 31, 2022	931,507	$4.12

As at December 31, 2022 agent options outstanding are as follows:

Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)

29-Sep-20	113,500	113,500	$6.60	28-Sep-25	3.00
29-Sep-20	266,000	266,000	$6.85	28-Sep-25	3.00
31-Dec-20	64,724	64,724	$11.50	30-Jun-24	1.00
11-Jan-22	434,783	434,783	$2.53	11-Jan-27	4.00
01-Apr-22	52,500	52,500	$2.30	08-Mar-27	4.00
Total	931,507	931,507	$3.38		3.45

Transactions for the year ended December 31, 2022, are as follows:

●	The Company also issued warrants to the placement agents to purchase 434,783 common shares at an exercise price of $2.53 per share (the “Placement Agent Warrants”), which are exercisable 180 days from January 11, 2022, with a term of five years. The fair value of the Placement Agent Warrants was determined to be $307,189 using the Black-Scholes model with the following assumptions: initial stock price $1.73, strike rate $2.53, dividend yield 0%, term 5 years, volatility 60.0% and risk-free rate 0.50%. The Company also issued 52,500 agent’s options with a fair value of $61,950 with an exercise price of $2.30.

Transactions for the year ended December 31, 2021, are as follows:

●	In December 2021, 6,597 agent’s options expired at an average exercise price of $52.68.

Transactions for the year ended December 31, 2020, are as follows:

●	The Company issued 1,702 agents’ options on the closing of the August 2020 capital raise at an exercise price of $20.47 ($26.10 CAD) per common share and these agents’ options expire on July 28, 2022, adding an additional $9,873 to reserves and share issuance costs.

●	The Company issued 113,500 agents’ options to the underwriter of its initial public offering at an exercise price of $6.60 USD per common share and these agents’ options expire on September 28, 2025, including in reserves an additional $315,796 that are part of the share issuance costs.

●	On October 21, 2020, the underwriter of the initial public offering acquired 266,000 share purchase warrants pursuant to that certain underwriting agreement at $0.01 per warrant. The warrant has an exercise price of $6.85 USD with an expiry date of September 28, 2025. The Company added the Black-Scholes value to these agent warrants adding an additional $335,160 to reserves as part of the share issuance costs.

●	The Company issued 64,724 agents options to the placement agency of the December 31, 2020 capital raise at an exercise price of $11.50USD expiring on June 30, 2024, and using Black-Scholes added $420,508 to reserves as part of the share issuance costs.

(f)	Share purchase warrants

A summary of the Company’s share purchase warrant activity is as follows:

	Number of Warrants	Weighted average exercise price
Outstanding, December 31, 2020	3,591,533	$10.55
Granted	2,142,857	$4.00
Exercised	(544,415)	$5.54
Expired	(68,647)	$62.87
Outstanding, December 31, 2021	5,121,328	$7.64
Granted	27,399,999	$0.93
Expired	(128,386)	$33.47
Outstanding, December 31, 2022	32,392,941	$1.76

At December 31, 2022 the share purchase warrants outstanding are as follows:

Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
29-Sep-20	1,805,585	$6.85	28-Sep-25
31-Dec-20	1,294,500	$11.50	30-Jun-24
03-Nov-21	1,892,857	$2.30	03-Nov-26
11-Jan-22	9,999,999	$2.30	11-Jan-27
12-Oct-22	17,400,000	$0.14	12-Oct-27
Total	32,392,941	$1.76

Transactions for the year ended December 31, 2022 are as follows:

●	128,386 share purchase warrant expired in 2022.

●	On January 11, 2022 as part of an underwritten public offering, the Company issued a total of 9,999,999 share purchase warrants, exerciseable at $2.30 per warrant and with a term of five years.

●	On October 12, 2022 as part of the underwritten public offering, the Company issued at total of 17,400,000 share purchase warrants, exerciseable at $0.14 per warrant and with at term of five years.

Transactions for the year ended December 31, 2021 are as follows:

●	During the year, 68,647 share purchase warrants expired at an average price of $62.87.

●	In February 2021, 88,911 tradeable warrants were exercised at $6.85 for total proceeds of $609,040.

●	In October 2021, 205,504 tradeable warrants were exercised at $6.85 for total proceeds of $1,407,702.

●	On December 7, 2021, 250,000 warrants were exercised at $4.00 for total proceeds of $1,000,000 and the proportionate fair value of $385,190 of the underlying warrants on the date of the exercise was also transferred to share capital.

●	See Note 15 for warrants issued in the debenture financing. These warrants have met the criteria of a liability instrument on these financial statements.

Transactions for the year ended December 31, 2020 are as follows:

●	On June 23, 2020, as part of the 10% convertible debenture referred to in 14(b), the Company issued 10,897 share purchase warrants at an exercise price of $34.12 with an expiry of June 23, 2021.

●	On July 28, 2020, as part of the capital raise per 18(b), the Company issued 74,138 share purchase warrants at an exercise price of $20.47 with an expiry date of July 28, 2022.

On September 29, 2020, the Company issued 2,100,000 share purchase warrants as part of the units offered and sold in its initial public offering, which included one common share and one warrant. The warrant has an exercise price of $6.85 USD with an expiry date of September 28, 2025. These warrants trade on Nasdaq under the symbol STYA-W and were valued at the residual value of $1.27 per warrant for total value of $2,667,000 including in reserves.

●	On December 31, 2020, the Company issued 1,294,500 share purchase warrants to the investors who participated in the private placement. Each unit consisted of one common share and one share purchase warrant. The warrant has an exercise price of $11.50 USD with an expiry date of June 29, 2024.